Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 7,716,912	$ 8,161,592
Gross Unrealized Gains	55,714	315,090
Gross Unrealized Losses	(368,352)	(61,721)
Fair Value	7,404,274	8,414,961
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	305,336	416,639
Gross Unrealized Gains	5,423	5,322
Gross Unrealized Losses	(8,833)	(12,366)
Fair Value	301,926	409,595
Obligations of U.S. States and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	747,872	741,343
Gross Unrealized Gains	21,407	37,908
Gross Unrealized Losses	(6,814)	(2,720)
Fair Value	762,465	776,531
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,476	24,242
Gross Unrealized Gains	8	234
Gross Unrealized Losses	(2,507)	(1,685)
Fair Value	19,977	22,791
All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,830,098	6,169,204
Gross Unrealized Gains	22,671	258,440
Gross Unrealized Losses	(328,363)	(37,898)
Fair Value	5,524,406	6,389,746
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	404,935	478,329
Gross Unrealized Gains	422	5,289
Gross Unrealized Losses	(13,312)	(3,395)
Fair Value	392,045	480,223
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	307,430	189,596
Gross Unrealized Gains	1,494	1,377
Gross Unrealized Losses	(7,957)	(3,148)
Fair Value	300,967	187,825
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	83,965	127,439
Gross Unrealized Gains	4,289	6,520
Gross Unrealized Losses	(566)	(509)
Fair Value	87,688	133,450
Redeemable Preferred Stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,800	14,800
Fair Value	$ 14,800	$ 14,800